Interest in Associates (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Share of Net Assets in Associates

	2019	2020
Share of net assets	36,445	38,802

Summary of Particulars of Material Associate
The following list contains the particulars of a material associate as of December 31, 2020:

Name	Form of business structure	Place of incorporation and business	Proportion of ownership interest held by a subsidiary	Paid up capital	Principal activities
Tower Company	Incorporated	The PRC	20.65%	RMB 176,008,471,024	Construction, maintenance and operation of communications towers in the PRC (Note 45.2)

Summary of Financial Information of Material Associate
Summarized financial information of the material associate, adjusted for any differences in accounting policies, and reconciled to the carrying amount in the consolidated financial statements, are disclosed below:

	Tower Company
	2019	2020
Current assets	40,995	43,204
Non-current assets	297,072	294,176
Current liabilities	(128,364)	(106,635)
Non-current liabilities	(27,142)	(44,499)
Equity	(182,561)	(186,246)

Revenue	76,428	81,099
Income for the year	5,221	6,427
Total comprehensive income for the year	5,221	6,427
Reconciled to the Group’s interest in the associate:
Net assets of the associate	182,561	186,246
The Group’s effective interest	20.65%	20.65%

	37,697	38,460
Adjustment for the remaining balance of the deferred gain from the Group’s Tower Assets Disposal	(1,521)	(1,262)

Carrying amount in the consolidated financial statements	36,176	37,198

Summary of Fair Values of Interests in Associates Based on Quoted Market Prices Without any Deduction for Transaction Costs

The fair values of the interests in Tower Company is based on quoted market prices (level 1: quoted price (unadjusted) in active markets) at the financial position date without any deduction for transaction costs and disclosed as follows:

	As of December 31, 2019		As of December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
Interest in listed associate-Tower Company	36,176	56,000	37,198	34,873